Income Taxes - Summary of Reconciliation Between Effective Tax Rate (Details)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Federal statutory rate	21.00%
State statutory rate, net of federal benefit	4.90%
Nondeductible Transaction Costs	(14.20%)
Nondeductible/nontaxable or other items	(0.20%)
PPP Loan Forgiveness	8.10%
Change in valuation allowance	(22.10%)
Income tax (expense)	(2.50%)